Note 11 - Stockholders' Equity (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2003
Dividends, Preferred Stock, Cash	$ 23,000
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	33,695	33,695
Treasury Stock, Shares, Acquired (in shares)	4,566,242
Treasury Stock, Value	$ 168,573,000	$ 128,879,000
Defined Contribution Plan, Employer Discretionary Contribution Value of Shares	$ 1,500,000
Defined Contribution Plan, Employer Discretionary Contribution Share Amount (in shares)	39,177
Convertible from Series A Preferred Stock to Class A Stock [Member]
Share for Share Conversion Number (in shares)	20
Convertible from Series B Preferred Stock to Class A Stock [Member
Share for Share Conversion Number (in shares)	30
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	200,000
Preferred Stock, Dividend Rate, Percentage	6.00%
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.25
Preferred Stock, Shares Outstanding (in shares)	200,000	200,000	200,000
Dividends, Preferred Stock, Cash	$ 3,000
No Par Value Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	30,000
Preferred Stock, Shares Outstanding (in shares)	0
Preferred Class A [Member]
Preferred Stock, Shares Authorized (in shares)	8,200,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.025
Series A Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Shares Outstanding (in shares)	407,240
Preferred Stock, Shares Non-designated (in shares)	6,791,708
Dividends, Preferred Stock, Cash	$ 20,000
Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Shares Outstanding (in shares)	400,000
Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 11.931
Preferred Stock, Shares Outstanding (in shares)	8,292
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)	1
Preferred Stock, Dividends Per Share, Declared (in dollars per share)	$ 0
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 12
Conversion of Stock, Shares Converted (in shares)	23,964
Series 2003 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	0
Preferred Stock, Shares Outstanding (in shares)	0	500	500
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 15.50
Preferred Stock, Shares Issued, Total (in shares)				967,742
Sale of Stock, Price Per Share (in dollars per share)				$ 16.60
Common Class A [Member]
Voting Rights, Percentage of Vote Per Share	0.05%
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	8,292	32,756
Treasury Stock, Value, Acquired, Cost Method	$ 41,200,000
Treasury Stock, Shares, Acquired (in shares)	766,071
Common Class B [Member]
Stock Issued During Period, Profit Sharing Bonus Plan (in shares)	1,319
Treasury Stock, Shares, Acquired (in shares)	0